Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3	Jun. 30, 2025 Decimal	Dec. 31, 2024 Decimal	Dec. 31, 2024 yr	Dec. 31, 2024	Mar. 04, 2024 Decimal yr
Warrant Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1,304,742	1,274,742			1,304,907
Aggregate Value Cap
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11,250	11,250			11,250
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.95	3.15			15.49
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01	0.01			0.01
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.7	4.2	4.2		5
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	100	100		100	95
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.7	4.3		4.3	4.2
Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0		0	0